Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 506	$ 568	$ 193
Accrued compensation	199	193	212
Accrued vendors and other expenses	256	273	366
Total accounts payable and accrued liabilities	$ 961	$ 1,034	$ 771